GOODWILL - impairment tests (Details) - Telecommunications	Dec. 31, 2023	Dec. 31, 2022
Goodwill
Percentage of pre-tax discount rate (WACC)	10.80%	10.50%
Perpetual growth rate	2.00%	2.00%